                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number  811-21261
                                                     -----------

                                 Rydex ETF Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Carl Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ----------------

                    Date of fiscal year end: October 31, 2003
                                            -----------------

                    Date of reporting period: April 30, 2004
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

--------------------------------------------------------------------------------
THE RYDEX ETF TRUST
--------------------------------------------------------------------------------

                                                                 RYDEX S&P EQUAL
                                                                      WEIGHT ETF
                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 2004


 THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
       GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                                                           EFFECTIVE PROSPECTUS.

                                         DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.


                                                        [RYDEX INVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)

ETF-SEMI-ANN 0404

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE CEO ........................................  2

SCHEDULE OF INVESTMENTS ....................................  3

STATEMENT OF ASSETS AND LIABILITIES .......................  13

STATEMENT OF OPERATIONS ...................................  14

STATEMENT OF CHANGES IN NET ASSETS ........................  15

FINANCIAL HIGHLIGHTS ......................................  16

NOTES TO FINANCIAL STATEMENTS .............................  17

2

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

For the period November 1, 2003 through April 30, 2004 markets continued to gain as Rydex S&P Equal Weight ETF (RSP) finished the six-month period up 8.5% and is up 35.8% since inception. RSP outperformed the cap-weighted S&P 500, which returned 6.30% for the period. The consumer discretionary, technology and materials sectors provided for much of RSP's out-performance versus the cap-weighted index.

Small-cap stocks continued to lead the way during the reporting period. Investors in RSP were able to take advantage of the small-cap premium provided in the equal weight strategy. In order to properly track the S&P Equal Weight Index, RSP rebalances on a quarterly basis. During the period there were two successful rebalances.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
Chief Executive Officer

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                               April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%
   ADVERTISING AND MARKETING SERVICES 0.6%
   Monster Worldwide,
     Inc.* ...........................................   23,325         $597,353
   Omnicom Group, Inc. ...............................    7,081          563,010
   The Interpublic Group of
     Cos., Inc. ......................................   36,339          570,159
                                                                  --------------
TOTAL ADVERTISING AND
  MARKETING SERVICES                                                   1,730,522
                                                                  --------------

   AEROSPACE AND DEFENSE 1.7%
   General Dynamics
     Corp. ...........................................    6,364          595,797
   Goodrich Corp. ....................................   19,966          574,821
   Lockheed Martin Corp. .............................   12,451          593,913
   Northrop Grumman
     Corp. ...........................................    5,694          565,130
   Raytheon Co. ......................................   18,321          591,035
   Rockwell Collins, Inc. ............................   18,068          582,693
   The Boeing Co. ....................................   13,926          594,501
   United Technologies
     Corp. ...........................................    6,429          554,566
                                                                  --------------
TOTAL AEROSPACE AND DEFENSE                                            4,652,456
                                                                  --------------

   AGRICULTURAL 0.2%
   Monsanto Co. ......................................   16,031          554,512
                                                                  --------------
TOTAL AGRICULTURE                                                        554,512
                                                                  --------------

   AIRLINES 0.4%
   Delta Air Lines, Inc. .............................   73,604          457,817
   Southwest Airlines Co. ............................   40,583          579,525
                                                                  --------------
TOTAL AIRLINES                                                         1,037,342
                                                                  --------------

   ALUMINUM, STEEL AND OTHER METALS 1.0%
   Alcoa, Inc. .......................................   15,751          484,343
   Allegheny Technologies,
     Inc. ............................................   47,212          482,507
   Freeport-McMoRan
     Copper & Gold, Inc.,
     Class B .........................................   13,089          399,215
   Nucor Corp. .......................................    8,819          523,848
   Phelps Dodge Corp.* ...............................    6,588          433,688
   United States Steel Corp. .........................   15,076          431,626
                                                                  --------------
TOTAL ALUMINUM, STEEL AND
     OTHER METALS                                                      2,755,227
                                                                  --------------

   AUTOMOTIVE 2.3%
   AutoNation, Inc.* .................................   33,057         $562,630
   AutoZone, Inc.* ...................................    6,562          574,634
   Dana Corp. ........................................   28,778          580,164
   Delphi Corp. ......................................   54,473          555,625
   Ford Motor Co. ....................................   42,042          645,765
   General Motors Corp. ..............................   12,175          577,339
   Harley-Davidson, Inc. .............................   10,515          592,205
   Johnson Controls, Inc. ............................    9,552          524,023
   Navistar International
     Corp.* ..........................................   12,181          549,972
   PACCAR, Inc. ......................................   10,121          571,432
   Visteon Corp. .....................................   59,683          648,157
                                                                  --------------
TOTAL AUTOMOTIVE                                                       6,381,946
                                                                  --------------

   BANKING AND FINANCE 5.5%
   AmSouth Bancorp. ..................................   23,217          511,238
   Bank of America Corp. .............................    6,876          553,450
   Bank One Corp. ....................................   10,250          506,043
   BB&T Corp. ........................................   15,546          536,182
   Charter One Financial,
     Inc. ............................................   15,320          511,228
   Comerica, Inc. ....................................   10,252          529,311
   Fifth Third Bancorp ...............................    9,803          526,029
   First Horizon National
     Corp. ...........................................   11,916          523,827
   Golden West Financial
     Corp. ...........................................    4,855          510,309
   Huntington Bancshares,
     Inc. ............................................   25,083          536,776
   J.P. Morgan Chase & Co. ...........................   13,285          499,516
   KeyCorp ...........................................   17,914          532,046
   M&T Bank Corp. ....................................    6,069          515,865
   Marshall & Ilsley Corp. ...........................   14,526          534,121
   Mellon Financial Corp. ............................   17,387          515,351
   National City Corp. ...............................   15,385          533,398
   North Fork Bancorp.,
     Inc. ............................................   13,295          493,510
   Northern Trust  Corp. .............................   11,715          495,310
   Regions Financial Corp. ...........................   15,185          527,071
   SouthTrust Corp. ..................................   16,614          516,363
   State Street Corp. ................................   10,503          512,546
   SunTrust Banks, Inc. ..............................    7,958          541,542

                       See Notes to Financial Statements.

4

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   The Bank of New York
     Co., Inc. .......................................   16,791         $489,290
   U.S. Bancorp ......................................   19,851          508,980
   Union Planters Corp. ..............................   18,620          517,636
   Wachovia Corp. ....................................   11,695          535,046
   Washington Mutual, Inc. ...........................   12,678          499,386
   Wells Fargo & Co. .................................    9,538          538,515
   Zions Bancorp .....................................    9,557          540,162
                                                                  --------------
TOTAL BANKING AND FINANCE                                             15,090,047
                                                                  --------------

   BEVERAGES, FOOD AND TOBACCO 4.4%
   Adolph Coors Co. ..................................    8,104          532,514
   Altria Group, Inc. ................................   10,043          556,181
   Anheuser-Busch Cos.,
     Inc. ............................................   10,589          542,580
   Archer-Daniels-Midland
     Co. .............................................   32,490          570,524
   Brown-Forman Corp.,
     Class B .........................................   11,765          551,308
   Campbell Soup Co. .................................   20,344          562,105
   Coca-Cola Enterprises,
     Inc. ............................................   23,236          627,372
   ConAgra Foods, Inc. ...............................   20,934          604,783
   General Mills, Inc. ...............................   11,937          581,929
   H.J. Heinz Co. ....................................   14,673          560,362
   Hershey Foods Corp. ...............................    6,576          584,541
   Kellogg Co. .......................................   14,126          606,005
   McCormick & Co., Inc. .............................   17,498          597,732
   McDonald's Corp. ..................................   19,540          532,074
   PepsiCo, Inc. .....................................   10,782          587,511
   R.J. Reynolds Tobacco
     Holdings, Inc. ..................................    9,321          603,721
   SUPER VALU, INC. ..................................   19,226          591,969
   The Coca-Cola Co. .................................   11,256          569,216
   The Pepsi Bottling
     Group, Inc. .....................................   18,734          548,344
   UST, Inc. .........................................   15,147          563,620
   Wm. Wrigley Jr. Co. ...............................    9,334          575,908
                                                                  --------------
TOTAL BEVERAGES, FOOD AND
  TOBACCO                                                             12,050,299
                                                                  --------------

   BIOSCIENCES 0.6%
   Amgen, Inc.* ......................................    9,009          506,936
   Biogen Idec, Inc.* ................................   10,415         $614,485
   Chiron Corp.* .....................................   11,962          555,037
                                                                  --------------
TOTAL BIOSCIENCES                                                      1,676,458
                                                                  --------------

   BUILDING AND BUILDING PRODUCTS 1.5%
   Ecolab, Inc. ......................................   20,143          600,261
   Georgia-Pacific Group .............................   17,454          612,636
   Louisiana-Pacific Corp.* ..........................   23,415          552,360
   Masco Corp. .......................................   18,413          515,748
   The Home Depot, Inc. ..............................   14,970          526,794
   The Sherwin-Williams
     Co. .............................................   15,948          606,821
   Vulcan Materials Co. ..............................   11,890          549,794
                                                                  --------------
TOTAL BUILDING AND BUILDING
  PRODUCTS                                                             3,964,414
                                                                  --------------

   BUSINESS EQUIPMENT AND SERVICES 0.8%
   Convergys Corp.* ..................................   35,220          511,394
   Lexmark International,
     Inc.* ...........................................    6,190          559,947
   Pitney Bowes, Inc. ................................   13,184          576,801
   Xerox Corp.* ......................................   38,998          523,743
                                                                  --------------
TOTAL BUSINESS EQUIPMENT
  AND SERVICES                                                         2,171,885
                                                                  --------------

   CHEMICALS 2.3%
   Air Products and Chemicals,
     Inc. ............................................   11,513          573,463
   Ashland, Inc. .....................................   11,284          540,504
   duPont (E.I.) de
     Nemours & Co. ...................................   13,215          567,584
   Eastman Chemical Co. ..............................   13,894          591,467
   Great Lakes Chemical
     Corp. ...........................................   23,217          583,210
   Hercules, Inc.* ...................................   50,099          556,600
   PPG Industries, Inc. ..............................    9,776          579,815
   Praxair, Inc. .....................................   15,436          564,186
   Rohm and Haas Co. .................................   14,355          556,687
   Sigma-Aldrich Corp. ...............................   10,038          568,552
   The Dow Chemical Co. ..............................   14,026          556,692
                                                                  --------------
TOTAL CHEMICALS                                                        6,238,760
                                                                  --------------

                       See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMUNICATIONS, MEDIA AND
     ENTERTAINMENT 1.6%
   Clear Channel
     Communications, Inc. ............................   13,158         $545,925
   Comcast Corp.,
     Class A* ........................................   19,158          578,764
   Gannett Co., Inc. .................................    6,222          539,323
   Meredith Corp. ....................................   10,986          559,627
   The McGraw-Hill
     Cos., Inc. ......................................    7,149          563,770
   Time Warner, Inc.* ................................   32,395          544,884
   Univision
     Communications, Inc.* ...........................   16,013          542,040
   Viacom, Inc., Class B .............................   14,188          548,366
                                                                  --------------
TOTAL COMMUNICATIONS,
  MEDIA AND ENTERTAINMENT                                              4,422,699
                                                                  --------------

   COMPUTER SERVICES 2.0%
   Affiliated Computer
     Services, Inc.,
     Class A* ........................................   10,549          511,627
   Computer Sciences Corp.* ..........................   13,295          543,898
   Compuware Corp.* ..................................   74,705          567,758
   eBay, Inc.* .......................................    8,038          641,593
   Electronic Data
     Systems Corp. ...................................   28,173          515,284
   Intuit, Inc.* .....................................   12,956          550,241
   Network Appliance, Inc.* ..........................   27,551          513,000
   SunGard Data Systems,
     Inc.* ...........................................   20,039          522,417
   Unisys Corp.* .....................................   40,138          522,998
   Yahoo!, Inc.* .....................................   12,023          608,965
                                                                  --------------
TOTAL COMPUTER SERVICES                                                5,497,781
                                                                  --------------

   COMPUTERS - MICRO 1.2%
   Apple Computer, Inc.* .............................   21,233          546,325
   Dell Inc.* ........................................   16,709          579,969
   Gateway, Inc.* ....................................  103,796          500,297
   Hewlett-Packard Co. ...............................   25,385          500,085
   International Business
     Machines Corp. (IBM) ............................    5,993          528,403
   Sun Microsystems, Inc.* ...........................  134,909          526,145
                                                                  --------------
TOTAL COMPUTERS - MICRO                                                3,181,224
                                                                  --------------

   COMPUTERS - SOFTWARE AND
     PERIPHERALS 3.7%
   Adobe Systems, Inc. ...............................   13,765         $569,045
   Autodesk, Inc. ....................................   19,205          643,367
   BMC Software, Inc.* ...............................   29,505          510,437
   Cisco Systems, Inc.* ..............................   24,403          509,291
   Citrix Systems, Inc.* .............................   26,424          503,377
   Computer Associates
     International, Inc. .............................   21,111          565,986
   Electronic Arts, Inc.* ............................   11,252          569,576
   EMC Corp.* ........................................   42,998          479,858
   Mercury Interactive
     Corp.* ..........................................   12,728          541,576
   Microsoft Corp. ...................................   22,312          579,443
   NCR Corp.* ........................................   13,263          592,723
   NVIDIA Corp.* .....................................   24,767          509,457
   Oracle Corp.* .....................................   41,913          476,132
   Parametric Technology
     Corp.* ..........................................  122,837          562,593
   PeopleSoft, Inc.* .................................   29,890          504,543
   Siebel Systems, Inc.* .............................   49,289          507,184
   Symantec Corp.* ...................................   12,832          578,082
   VERITAS Software
     Corp.* ..........................................   19,561          521,692
   Xilinx, Inc.* .....................................   15,206          511,378
                                                                  --------------
TOTAL COMPUTERS - SOFTWARE
  AND PERIPHERALS                                                     10,235,740
                                                                  --------------

   CONGLOMERATES 0.4%
   General Electric Co. ..............................   18,218          545,629
   Textron, Inc. .....................................   10,339          570,506
                                                                  --------------
TOTAL CONGLOMERATES                                                    1,116,135
                                                                  --------------

   CONSUMER GOODS AND SERVICES 1.6%
   Avery Dennison Corp. ..............................    8,855          568,757
   Brunswick Corp. ...................................   13,915          572,046
   Cendant Corp.* ....................................   23,596          558,753
   Eastman Kodak Co. .................................   21,373          551,210
   Fortune Brands, Inc. ..............................    7,280          555,100
   Hasbro, Inc. ......................................   24,722          466,999
   Mattel, Inc. ......................................   29,777          505,018
   Sara Lee Corp. ....................................   25,362          585,354
                                                                  --------------
TOTAL CONSUMER GOODS AND
   SERVICES                                                            4,363,237
                                                                  --------------

                       See Notes to Financial Statements.

6

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CONTAINERS AND PACKAGING 0.8%
   Ball Corp. ........................................    8,407         $554,862
   Bemis Co., Inc. ...................................   21,850          590,169
   Pactiv Corp.* .....................................   25,468          584,491
   Sealed Air Corp.* .................................   11,380          558,530
                                                                  --------------
TOTAL CONTAINERS AND
  PACKAGING                                                            2,288,052
                                                                  --------------

   DATA PROCESSING SYSTEMS 0.9%
   Automatic Data Processing,
     Inc. ............................................   13,295          582,454
   First Data Corp. ..................................   13,168          597,696
   Fiserv, Inc.* .....................................   15,113          552,531
   Paychex, Inc. .....................................   16,154          602,221
                                                                  --------------
TOTAL DATA PROCESSING SYSTEMS                                          2,334,902
                                                                  --------------

   EDUCATION 0.2%
   Apollo Group, Inc.,
     Class A* ........................................    6,530          593,446
                                                                  --------------
TOTAL EDUCATION                                                          593,446
                                                                  --------------

   ELECTRONIC EQUIPMENT
     AND COMPONENTS 5.7%
   Advanced Micro Devices,
     Inc.* ...........................................   36,005          511,991
   Agilent Technologies,
     Inc.* ...........................................   17,973          485,451
   Altera Corp.* .....................................   27,675          554,884
   American Power
     Conversion Corp. ................................   25,314          472,359
   Analog Devices, Inc.* .............................   12,172          518,527
   Applied Materials, Inc.* ..........................   26,929          490,916
   Applied Micro Circuits
     Corp.* ..........................................   96,840          427,064
   Cooper Industries, Inc.,
     Class A .........................................    9,866          541,742
   Emerson Electric Co. ..............................    9,092          547,520
   Intel Corp. .......................................   20,775          534,541
   International Game
     Technology ......................................   13,263          500,546
   Jabil Circuit, Inc.* ..............................   19,715          520,279
   KLA-Tencor Corp.* .................................   11,074          461,454
   Linear Technology Corp. ...........................   15,299          545,103
   LSI Logic Corp.* ..................................   61,556         $457,977
   Maxim Integrated
     Products, Inc. ..................................   12,213          561,675
   Micron Technology, Inc.* ..........................   34,996          476,646
   Molex, Inc. .......................................   18,333          545,957
   National Semiconductor
     Corp.* ..........................................   14,026          572,120
   Novellus Systems, Inc.* ...........................   18,357          531,619
   PMC - Sierra, Inc.* ...............................   33,097          402,129
   Power-One, Inc.* ..................................   48,420          416,412
   QLogic Corp.* .....................................   13,547          365,634
   Rockwell
     Automation, Inc. ................................   17,052          557,429
   Sanmina-SCI Corp.* ................................   51,557          516,601
   Solectron Corp.* ..................................   97,011          475,354
   Symbol Technologies,
     Inc. ............................................   41,819          501,828
   Tektronix, Inc. ...................................   17,684          523,446
   Teradyne, Inc.* ...................................   26,023          530,349
   Texas Instruments, Inc. ...........................   19,758          495,926
   Thomas & Betts Corp. ..............................   25,397          610,543
                                                                  --------------
TOTAL ELECTRONIC EQUIPMENT
  AND COMPONENTS                                                      15,654,022
                                                                  --------------

   FINANCIAL SERVICES 5.5%
   Ambac Financial Group,
     Inc. ............................................    7,353          507,357
   American Express Co. ..............................   10,749          526,164
   Capital One Financial
     Corp. ...........................................    7,584          496,980
   Citigroup, Inc. ...................................   10,907          524,518
   Countrywide Financial
     Corp. ...........................................    9,015          534,590
   Deluxe Corp. ......................................   13,848          572,060
   Equifax, Inc. .....................................   21,054          516,034
   Fannie Mae ........................................    7,316          502,756
   Federated Investors,
     Inc., Class B ...................................   16,890          496,566
   Franklin Resources,
     Inc. ............................................    9,729          533,441
   Freddie Mac .......................................    9,281          542,010
   H&R Block, Inc. ...................................   10,678          481,685
   Janus Capital Group,
     Inc. ............................................   33,727          512,650

                       See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Lehman Brothers
     Holdings, Inc. ..................................    6,445         $473,063
   Marsh & McLennan
     Cos., Inc. ......................................   11,824          533,262
   MBIA, Inc. ........................................    8,722          513,639
   MBNA Corp. ........................................   20,262          493,988
   Merrill Lynch & Co.,
     Inc. ............................................    9,061          491,378
   MGIC Investment
     Corp. ...........................................    8,673          638,505
   Moody's Corp. .....................................    7,879          508,274
   Morgan Stanley ....................................    9,211          473,353
   PNC Financial Services
     Group ...........................................    9,818          521,336
   Providian Financial
     Corp.* ..........................................   46,064          558,756
   SLM Corp. .........................................   13,438          514,810
   Synovus Financial
     Corp. ...........................................   24,073          574,622
   T. Rowe Price Group,
     Inc. ............................................   10,356          531,056
   The Bear Stearns Cos.,
     Inc. ............................................    6,322          506,645
   The Charles Schwab
     Corp. ...........................................   48,549          499,569
   The Goldman Sachs Group,
     Inc. ............................................    5,348          516,082
                                                                  --------------
TOTAL FINANCIAL SERVICES                                              15,095,149
                                                                  --------------

   FOREST AND PAPER PRODUCTS 1.0%
   Boise Cascade Corp. ...............................   17,078          576,041
   International Paper Co. ...........................   13,240          533,837
   MeadWestvaco Corp. ................................   20,172          527,498
   Temple-Inland, Inc. ...............................    8,864          547,529
   Weyerhaeuser Co. ..................................    8,559          506,693
                                                                  --------------
TOTAL FOREST AND PAPER
  PRODUCTS                                                             2,691,598
                                                                  --------------

   HEALTH AND MEDICAL FACILITIES 0.2%
   Quest Diagnostics, Inc.* ..........................    6,667          562,361
                                                                  --------------
TOTAL HEALTH AND MEDICAL
  FACILITIES                                                             562,361
                                                                  --------------
HEALTH CARE PRODUCTS AND SERVICES 5.8%
   Abbott Laboratories ...............................   13,656         $601,137
   Allergan, Inc. ....................................    6,425          565,721
   Anthem, Inc.* .....................................    6,135          543,438
   Applera Corp. - Applied
     Biosystems Group ................................   26,969          500,814
   Bausch & Lomb, Inc. ...............................    9,454          593,995
   Baxter International,
     Inc. ............................................   18,212          576,410
   Becton, Dickinson &
     Co. .............................................   11,482          580,415
   Biomet, Inc. ......................................   14,366          567,457
   Boston Scientific Corp.* ..........................   13,734          565,703
   C. R. Bard, Inc. ..................................    5,814          617,854
   Cardinal Health, Inc. .............................    8,421          616,838
   Genzyme Corp.* ....................................   11,682          508,167
   Guidant Corp. .....................................    8,786          553,606
   HCA, Inc. .........................................   13,356          542,654
   Health Management
     Associates, Inc.
     Class A .........................................   24,414          564,696
   Humana, Inc.* .....................................   26,110          425,332
   IMS Health, Inc. ..................................   24,458          617,565
   Johnson & Johnson .................................   10,971          592,763
   Manor Care, Inc. ..................................   15,126          490,687
   McKesson Corp. ....................................   19,780          649,971
   Medtronic, Inc. ...................................   11,584          584,529
   St. Jude Medical, Inc.* ...........................    7,449          568,061
   Stryker Corp. .....................................    6,145          607,925
   Tenet Healthcare
     Corp.* ..........................................   51,316          603,476
   UnitedHealth Group, Inc. ..........................    8,651          531,863
   WellPoint Health
     Networks, Inc.* .................................    4,911          548,510
   Wyeth .............................................   14,760          561,913
   Zimmer Holdings, Inc.* ............................    7,335          585,700
                                                                  --------------
TOTAL HEALTH CARE
  PRODUCTS AND SERVICES                                               15,867,200
                                                                  --------------

   HOMEBUILDERS 0.5%
   Centex Corp. ......................................   10,105          484,535
   KB HOME ...........................................    7,105          489,748
   Pulte Homes, Inc. .................................   10,026          492,978
                                                                  --------------
TOTAL HOMEBUILDERS                                                     1,467,261
                                                                  --------------

                       See Notes to Financial Statements.

8

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HOTELS AND GAMING 0.9%
   Harrah's Entertainment,
     Inc. ............................................   10,384         $552,221
   Hilton Hotels Corp. ...............................   35,288          617,187
   Marriott International,
     Inc., Class A ...................................   13,257          625,201
   Starwood Hotels &
     Resorts Worldwide, Inc. .........................   14,389          572,538
                                                                  --------------
TOTAL HOTELS AND GAMING                                                2,367,147
                                                                  --------------

   HOUSEHOLD AND PERSONAL
     CARE PRODUCTS 2.3%
   Alberto-Culver Co.,
     Class B .........................................   12,107          570,966
   Avon Products, Inc. ...............................    7,589          637,475
   Colgate-Palmolive Co. .............................   10,029          580,479
   International Flavors &
     Fragrances, Inc. ................................   14,901          540,161
   Kimberly-Clark Corp. ..............................    8,939          585,058
   Leggett & Platt, Inc. .............................   23,988          542,129
   Maytag Corp. ......................................   18,500          516,150
   The Clorox Co. ....................................   11,316          585,942
   The Gillette Co. ..................................   14,276          584,174
   The Procter & Gamble
     Co. .............................................    5,278          558,149
   Whirlpool Corp. ...................................    8,062          528,142
                                                                  --------------
TOTAL HOUSEHOLD AND PERSONAL
  CARE PRODUCTS                                                        6,228,825
                                                                  --------------

   HUMAN RESOURCES 0.3%
   Robert Half International,
     Inc.* ...........................................   25,153          685,922
                                                                  --------------
TOTAL HUMAN RESOURCES                                                    685,922
                                                                  --------------

   INSURANCE 4.4%
   ACE Ltd. ..........................................   12,932          566,939
   Aetna, Inc. .......................................    6,280          519,670
   AFLAC, Inc. .......................................   13,772          581,592
   American International
     Group, Inc. .....................................    7,616          545,686
   Aon Corp. .........................................   20,450          532,927
   CIGNA Corp. .......................................    9,604          619,555
   Cincinnati Financial
     Corp. ...........................................   13,321         $546,028
   Jefferson-Pilot Corp. .............................   10,155          503,586
   Lincoln National Corp. ............................   11,869          532,681
   Loews Corp. .......................................    9,167          531,778
   MetLife, Inc. .....................................   15,662          540,339
   Principal Financial
     Group, Inc. .....................................   15,702          554,281
   Prudential Financial, Inc. ........................   12,002          527,368
   SAFECO Corp. ......................................   12,565          550,221
   The Allstate Corp. ................................   12,267          563,055
   The Chubb Corp. ...................................    8,025          553,725
   The Hartford Financial
     Services Group, Inc. ............................    8,588          524,555
   The Progressive Corp. .............................    6,250          547,000
   The St. Paul Cos., Inc. ...........................   13,744          558,968
   Torchmark Corp. ...................................   10,395          540,956
   UnumProvident Corp. ...............................   38,586          600,012
   XL Capital Ltd., Class A ..........................    7,281          555,904
                                                                  --------------
TOTAL INSURANCE                                                       12,096,826
                                                                  --------------

   MACHINERY AND ENGINEERING 1.2%
   Caterpillar, Inc. .................................    7,196          559,345
   Cummins, Inc. .....................................    9,875          590,623
   Deere & Co. .......................................    8,296          564,460
   Eaton Corp. .......................................    9,761          579,608
   Fluor Corp. .......................................   14,419          550,229
   Ingersoll-Rand Co.,
     Class A .........................................    8,370          540,284
                                                                  --------------
TOTAL MACHINERY AND
  ENGINEERING                                                          3,384,549
                                                                  --------------

   MANUFACTURING 3.1%
   3M Co. ............................................    6,884          595,328
   American Standard Cos.,
     Inc.* ...........................................    4,937          519,323
   Cintas Corp. ......................................   13,237          595,136
   Crane Co. .........................................   17,175          529,162
   Danaher Corp. .....................................    5,997          554,842
   Dover Corp. .......................................   14,262          570,908
   Honeywell International,
     Inc. ............................................   16,823          581,739
   Illinois Tool Works, Inc. .........................    7,119          613,728
   ITT Industries, Inc. ..............................    7,439          589,838

                       See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Newell Rubbermaid,
     Inc. ............................................   24,136         $570,575
   Pall Corp. ........................................   24,019          571,172
   Parker-Hannifin Corp. .............................    9,675          534,931
   Tyco International Ltd. ...........................   19,645          539,255
   Waters Corp.* .....................................   14,130          609,710
   Worthington Industries,
     Inc. ............................................   29,890          539,515
                                                                  --------------
TOTAL MANUFACTURING                                                    8,515,162
                                                                  --------------

   MINING 0.2%
   Newmont Mining Corp. ..............................   12,372          462,713
                                                                  --------------
TOTAL MINING                                                             462,713
                                                                  --------------

   NETWORKING PRODUCTS 0.6%
   CIENA Corp.* ......................................  108,515          448,167
   Novell, Inc.* .....................................   55,407          534,123
   Oracle Corp.* .....................................   47,705          535,251
                                                                  --------------
TOTAL NETWORKING PRODUCTS                                              1,517,541
                                                                  --------------

   OIL AND GAS 6.1%
   Amerada Hess Corp. ................................    8,344          593,509
   Anadarko Petroleum
     Corp. ...........................................   10,437          559,214
   Apache Corp. ......................................   13,039          545,943
   Baker Hughes, Inc. ................................   15,089          553,465
   BJ Services Co.* ..................................   12,420          552,690
   Burlington Resources, Inc. ........................    9,031          607,514
   ChevronTexaco Corp. ...............................    6,225          569,588
   ConocoPhillips ....................................    7,924          564,981
   Devon Energy Corp. ................................    9,603          587,704
   Dynegy, Inc., Class A* ............................  151,262          598,998
   El Paso Corp. .....................................   78,665          551,442
   Engelhard Corp. ...................................   18,992          551,528
   EOG Resources, Inc. ...............................   12,275          604,544
   Exxon Mobil Corp. .................................   13,231          562,979
   Halliburton Co. ...................................   18,626          555,055
   Kerr-McGee Corp. ..................................   10,982          537,349
   Marathon Oil Corp. ................................   16,163          542,430
   Nabors Industries, Ltd.* ..........................   12,121          537,688
   NICOR, Inc. .......................................   15,113          513,691
   Noble Corp.* ......................................   14,028          521,280
   Occidental Petroleum
     Corp. ...........................................   11,860         $559,792
   Peoples Energy Corp. ..............................   12,303          514,265
   Rowan Cos., Inc.* .................................   23,780          530,294
   Schlumberger Ltd. .................................    8,625          504,821
   Sempra Energy .....................................   17,349          550,831
   Sunoco, Inc. ......................................    9,009          566,666
   The Williams Cos.,
     Inc. ............................................   56,899          586,060
   Transocean, Inc. ..................................   18,856          523,631
   Unocal Corp. ......................................   14,745          531,410
   Valero Energy Corp. ...............................    9,047          576,837
                                                                  --------------
TOTAL OIL AND GAS                                                     16,656,199
                                                                  --------------

   PHARMACEUTICALS 3.0%
   AmerisourceBergen
     Corp. ...........................................   10,206          590,825
   Bristol-Myers Squibb Co. ..........................   21,789          546,904
   Caremark Rx, Inc.* ................................   16,993          575,213
   Eli Lilly & Co. ...................................    8,001          590,554
   Express Scripts, Inc.,
     Class A* ........................................    7,426          574,327
   Forest Laboratories,
     Inc.* ...........................................    7,728          498,301
   Hospira, Inc.* ....................................   15,867          451,575
   King Pharmaceuticals,
     Inc.* ...........................................   34,190          589,778
   Medco Health Solutions,
     Inc,* ...........................................   16,921          599,003
   MedImmune, Inc.* ..................................   22,458          544,382
   Merck & Co., Inc. .................................   12,545          589,615
   Mylan Laboratories,
     Inc. ............................................   24,461          560,402
   Pfizer, Inc. ......................................   16,173          578,346
   Schering-Plough
     Corp. ...........................................   33,158          554,733
   Watson Pharmaceuticals,
     Inc.* ...........................................   12,339          439,392
                                                                  --------------
TOTAL PHARMACEUTICALS                                                  8,283,350
                                                                  --------------

   PUBLISHING 1.0%
   Dow Jones & Co., Inc. .............................   11,720          540,175
   Knight-Ridder, Inc. ...............................    7,439          576,076

                       See Notes to Financial Statements.

10

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   R. R. Donnelley & Sons
     Co. .............................................   18,817         $553,596
   The New York Times Co.,
     Class A .........................................   12,169          557,462
   Tribune Co. .......................................   10,927          523,185
                                                                  --------------
TOTAL PUBLISHING                                                       2,750,494
                                                                  --------------

   REAL ESTATE INVESTMENT TRUSTS 1.1%
   Apartment Investment &
     Management Co.,
     Class A .........................................   17,588          495,454
   Equity Office Properties
     Trust ...........................................   18,664          469,773
   Equity Residential ................................   18,188          499,442
   Plum Creek Timber Co.,
     Inc. ............................................   17,047          503,910
   ProLogis ..........................................   15,411          453,392
   Simon Property Group,
     Inc. ............................................    9,645          464,985
                                                                  --------------
TOTAL REAL ESTATE INVESTMENT
  TRUSTS                                                               2,886,956
                                                                  --------------

   RESORTS AND ENTERTAINMENT 0.2%
   The Walt Disney Co. ...............................   21,626          498,047
                                                                  --------------

TOTAL RESORTS AND
  ENTERTAINMENT                                                          498,047
                                                                  --------------

   RETAIL - APPAREL AND SHOES 1.6%
   Jones Apparel Group,
     Inc. ............................................   15,210          556,686
   Limited Brands ....................................   28,275          583,596
   Liz Claiborne, Inc. ...............................   15,320          537,732
   NIKE, Inc., Class B ...............................    7,143          513,939
   Nordstrom, Inc. ...................................   14,708          524,046
   Reebok International
     Ltd. ............................................   13,734          499,643
   The GAP, Inc. .....................................   26,616          585,818
   V.F. Corp. ........................................   12,646          583,739
                                                                  --------------
TOTAL RETAIL - APPAREL AND
  SHOES                                                                4,385,199
                                                                  --------------

   RETAIL - DEPARTMENT STORES 1.1%
   Dillard's, Inc., Class A ..........................   31,358          527,755
   Federated Department
     Stores, Inc. ....................................   11,037         $540,813
   J. C. Penney Co., Inc.
     (Holding Co.) ...................................   16,351          553,645
   Kohl's Corp.* .....................................   11,289          471,767
   Sears, Roebuck & Co. ..............................   12,652          506,713
   The May Department
     Stores Co. ......................................   16,832          518,426
                                                                  --------------
TOTAL RETAIL - DEPARTMENT
  STORES                                                               3,119,119
                                                                  --------------

   RETAIL - DISCOUNT STORES 1.4%
   Big Lots, Inc.* ...................................   40,021          566,698
   Costco Wholesale Corp.* ...........................   14,748          553,492
   Dollar General Corp. ..............................   28,945          543,008
   Family Dollar Stores, Inc. ........................   16,513          530,728
   Target Corp. ......................................   12,275          532,367
   The TJX Cos., Inc. ................................   22,916          563,046
   Wal-Mart Stores, Inc. .............................    9,370          534,090
                                                                  --------------
TOTAL RETAIL - DISCOUNT STORES                                         3,823,429
                                                                  --------------

   RETAIL - FOOD STORES 0.9%
   Albertson's, Inc. .................................   24,199          565,289
   Safeway, Inc.* ....................................   26,474          607,577
   The Kroger Co.* ...................................   32,644          571,270
   Winn-Dixie Stores, Inc. ...........................   78,217          596,014
                                                                  --------------
TOTAL RETAIL - FOOD STORES                                             2,340,150
                                                                  --------------

   RETAIL - RESTAURANTS 0.8%
   Darden Restaurants, Inc. ..........................   22,596          512,025
   Starbucks Corp.* ..................................   14,925          580,881
   Wendy's International,
     Inc. ............................................   13,441          524,199
   Yum! Brands, Inc.* ................................   14,800          574,092
                                                                  --------------
TOTAL RETAIL - RESTAURANTS                                             2,191,197
                                                                  --------------

   RETAIL - SPECIALTY STORES 2.3%
   Bed Bath & Beyond, Inc.* ..........................   14,317          531,447
   Best Buy Co., Inc. ................................   11,626          630,710
   Circuit City Stores-Circuit
     City Group ......................................   49,467          577,775
   CVS Corp. .........................................   15,888          613,753
   Lowe's Cos., Inc. .................................   10,108          526,222
   Office Depot, Inc.* ...............................   31,358          549,079

                       See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   RadioShack Corp. ..................................   17,089         $525,658
   Staples, Inc.* ....................................   22,070          570,289
   Tiffany & Co. .....................................   14,355          559,845
   Toys "R" Us, Inc.* ................................   34,360          530,862
   Walgreen Co. ......................................   16,386          564,989
                                                                  --------------
TOTAL RETAIL - SPECIALTY STORES                                        6,180,629
                                                                  --------------

   RETAIL AND WHOLESALE DISTRIBUTION 0.6%
   Genuine Parts Co. .................................   16,558          592,776
   SYSCO Corp. .......................................   14,026          536,495
   W.W. Grainger, Inc. ...............................   11,795          618,058
                                                                  --------------
TOTAL RETAIL AND WHOLESALE
  DISTRIBUTION                                                         1,747,329
                                                                  --------------

   TELECOMMUNICATIONS 4.5%
   ADC Telecommunications,
     Inc.* ...........................................  207,201          518,003
   ALLTEL Corp. ......................................   10,877          547,548
   Andrew Corp.* .....................................   32,242          546,502
   AT&T Corp. ........................................   27,943          479,222
   AT&T Wireless Services,
     Inc.* ...........................................   40,493          559,208
   Avaya, Inc.* ......................................   35,887          490,934
   BellSouth Corp. ...................................   20,172          520,639
   Broadcom Corp.,
     Class A* ........................................   14,446          545,481
   CenturyTel, Inc. ..................................   19,354          558,944
   Citizens Communications
     Co.* ............................................   43,167          562,898
   Comverse Technology,
     Inc.* ...........................................   31,376          513,311
   Corning, Inc.* ....................................   51,947          572,975
   JDS Uniphase Corp.* ...............................  137,271          417,304
   Lucent Technologies,
     Inc.* ...........................................  137,961          464,929
   Motorola, Inc. ....................................   32,413          591,537
   Nextel Communications,
     Inc.* ...........................................   22,176          529,119
   QUALCOMM, Inc. ....................................    8,530          532,784
   Qwest Communications
     International, Inc.* ............................  128,892          518,146
   SBC Communications,
     Inc. ............................................   22,303          555,345
   Scientific-Atlanta, Inc. ..........................   17,582         $569,481
   Sprint Corp.
     (FON Group) .....................................   31,092          556,236
   Tellabs, Inc.* ....................................   64,295          561,295
   Verizon Communications,
     Inc. ............................................   14,654          553,042
                                                                  --------------
TOTAL TELECOMMUNICATIONS                                              12,264,883
                                                                  --------------

   TIRE AND RUBBER 0.5%
   Cooper Tire & Rubber Co. ..........................   29,098          622,406
   The Goodyear Tire &
     Rubber Co.* .....................................   72,153          628,453
                                                                  --------------
TOTAL TIRE AND RUBBER                                                  1,250,859
                                                                  --------------

   TOOLS AND INSTRUMENTS 1.3%
   Millipore Corp.* ..................................   10,742          563,203
   PerkinElmer, Inc. .................................   28,376          546,238
   Snap-on, Inc. .....................................   17,316          584,934
   The Black & Decker
     Corp. ...........................................   10,090          583,707
   The Stanley Works .................................   13,848          588,679
   Thermo Electron Corp.* ............................   20,091          586,657
                                                                  --------------
TOTAL TOOLS AND INSTRUMENTS                                            3,453,418
                                                                  --------------

   TRANSPORTATION 1.5%
   Burlington Northern
     Santa Fe Corp. ..................................   17,903          585,428
   CSX Corp. .........................................   18,303          563,000
   FedEx Corp. .......................................    7,704          553,995
   Norfolk Southern
     Corp. ...........................................   26,386          628,514
   Ryder System, Inc. ................................   15,023          552,696
   Union Pacific Corp. ...............................    8,978          529,074
   United Parcel Service,
     Inc., Class B ...................................    7,967          558,885
                                                                  --------------
TOTAL TRANSPORTATION                                                   3,971,592
                                                                  --------------

   TRAVEL SERVICES 0.4%
   Carnival Corp. ....................................   12,916          551,126
   Sabre Holdings Corp. ..............................   25,539          602,465
                                                                  --------------
TOTAL TRAVEL SERVICES                                                  1,153,591
                                                                  --------------

                       See Notes to Financial Statements.

12

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)                   April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UTILITIES - GAS AND ELECTRIC 5.8%
   Allegheny Energy, Inc. ............................   44,641         $615,153
   Ameren Corp. ......................................   11,760          514,147
   American Electric Power
     Co., Inc. .......................................   16,390          498,912
   Calpine Corp.* ....................................  106,826          463,625
   CenterPoint Energy, Inc. ..........................   50,514          545,046
   Cinergy Corp. .....................................   13,524          513,101
   CMS Energy Corp.* .................................   61,903          514,414
   Consolidated Edison,
     Inc. ............................................   12,445          512,858
   Constellation Energy
     Group, Inc. .....................................   13,608          523,636
   Dominion Resources,
     Inc. ............................................    8,597          548,575
   DTE Energy Co. ....................................   13,428          523,961
   Duke Energy Corp. .................................   24,924          524,899
   Edison International* .............................   23,236          543,722
   Entergy Corp. .....................................    9,449          515,915
   Exelon Corp. ......................................    8,195          548,573
   FirstEnergy Corp. .................................   14,206          555,455
   FPL Group, Inc. ...................................    8,150          518,503
   KeySpan Corp. .....................................   14,476          523,307
   Kinder Morgan, Inc. ...............................    8,540          514,193
   NiSource, Inc. ....................................   25,444          512,951
   PG&E Corp.* .......................................   19,132          526,513
   Pinnacle West Capital
     Corp. ...........................................   14,147          552,582
   PPL Corp. .........................................   11,984          513,514
   Progress Energy, Inc. .............................   11,596          495,961
   Public Service Enterprise
     Group, Inc. .....................................   11,788          505,705
   TECO Energy, Inc. .................................   37,251          474,205
   The AES Corp.* ....................................   63,847          553,553
   The Southern Co. ..................................   18,206          523,605
   TXU Corp. .........................................   18,431          629,235
   Xcel Energy, Inc. .................................   30,103          503,623
                                                                  --------------
TOTAL UTILITIES - GAS AND
  ELECTRIC                                                            15,809,442
                                                                  --------------

   WASTE MANAGEMENT 0.4%
   Allied Waste Industries,
     Inc.* ...........................................   43,997         $553,922
   Waste Management,
     Inc. ............................................   18,620          528,808
                                                                  --------------
TOTAL WASTE MANAGEMENT                                                 1,082,730
                                                                  --------------

TOTAL INVESTMENTS
   (Cost $255,116,087)--99.9%                                        272,781,973
   Other assets less
     liabilities--0.1% ...............................                   272,418
                                                                  --------------
NET ASSETS 100.0% ....................................              $273,054,391
                                                                  ==============

* NON-INCOME PRODUCING SECURITY

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                      April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at Market Value, (Cost $255,116,087) ......................    $272,781,973
Cash ..................................................................          74,016
Receivables:
  Investments Sold ....................................................       7,456,549
  Capital Stock Sold ..................................................       6,952,910
  Dividends ...........................................................         264,308
                                                                           ------------
   TOTAL ASSETS .......................................................     287,529,756
                                                                           ------------
LIABILITIES
Payables:
  Investments Purchased ...............................................       7,413,315
  Capital Stock Repurchased ...........................................       6,952,910
  Accrued Management Fees .............................................         109,140
                                                                           ------------
   TOTAL LIABILITIES ..................................................      14,475,365
                                                                           ------------
NET ASSETS ............................................................    $273,054,391
                                                                           ============

NET ASSETS CONSIST OF
Paid-in Capital .......................................................    $241,052,464
Undistributed Net Investment Income ...................................         218,994
Accumulated Net Realized Gain on Investments ..........................      14,117,047
Net Unrealized Appreciation on Investments ............................      17,665,886
                                                                           ------------
NET ASSETS ............................................................    $273,054,391
                                                                           ============
Shares Outstanding (Unlimited Shares Authorized) ......................       2,001,000
                                                                           ============
Net Asset Value, Offering Price and Repurchase Price Per Share.........    $     136.46
                                                                           ============

                       See Notes to Financial Statements.

14

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                      ENDED
                                                                             APRIL 30, 2004
                                                                                (UNAUDITED)
                                                                             --------------
INVESTMENT INCOME
  Dividends .............................................................       $ 1,824,715
  Interest ..............................................................                75
                                                                             --------------
   Total Income .........................................................         1,824,790
                                                                             --------------

EXPENSES
  Management Fee ........................................................           484,822
                                                                             --------------
Net Investment Income ...................................................         1,339,968
                                                                             --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain From:
  Investments ...........................................................           862,520
  In-kind Redemptions ...................................................        13,601,773
                                                                             --------------
   Net Realized Gain ....................................................        14,464,293
Net Change in Unrealized Appreciation/Depreciation on Investments .......          (534,112)
                                                                             --------------
Net Realized and Unrealized Gain on Investments .........................        13,930,181
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       $15,270,149
                                                                             ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS     FOR THE PERIOD
                                                                                        ENDED    APRIL 24, 2003*
                                                                               APRIL 30, 2004            THROUGH
                                                                                  (UNAUDITED)   OCTOBER 31, 2003
                                                                               --------------   ----------------
OPERATIONS
  Net Investment Income ....................................................   $    1,339,968   $        846,403
  Net Realized Gain ........................................................       14,464,293         10,854,018
  Net Change in Unrealized Appreciation/
   Depreciation on Investments .............................................         (534,112)        18,199,998
                                                                               --------------   ----------------
  Net Increase in Net Assets Resulting From Operations .....................       15,270,149         29,900,419
                                                                               --------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income ....................................................       (1,274,238)          (679,052)
                                                                               --------------   ----------------

SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold ................................................      158,155,835        202,657,673
  Value of Shares Repurchased ..............................................      (76,232,653)       (54,743,742)
                                                                               --------------   ----------------
  Net Increase in Net Assets Resulting From
   Share Transactions ............. ........................................       81,923,182        147,913,931
                                                                               --------------   ----------------
   Increase in Net Assets ..................................................       95,919,093        177,135,298

NET ASSETS--BEGINNING OF PERIOD ............................................      177,135,298                 --
                                                                               --------------   ----------------
NET ASSETS--END OF PERIOD ..................................................     $273,054,391       $177,135,298
                                                                               ==============   ================

CHANGES IN SHARES OUTSTANDING:
  Shares Sold ..............................................................        1,150,000          1,851,000
  Shares Repurchased .......................................................         (550,000)          (450,000)
  Shares Outstanding, Beginning of Period ..................................        1,401,000                 --
                                                                               --------------   ----------------
  Shares Outstanding, End of Period ........................................        2,001,000          1,401,000
                                                                               ==============   ================

* COMMENCEMENT OF INVESTMENT OPERATIONS.

                       See Notes to Financial Statements.

16

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS        FOR THE PERIOD
                                                                           ENDED       APRIL 24, 2003*
                                                                  APRIL 30, 2004               THROUGH
                                                                     (UNAUDITED)      OCTOBER 31, 2003
                                                                  --------------      ----------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE AT BEGINNING OF PERIOD ........................          $126.43               $101.03
                                                                  --------------      ----------------
Net Investment Income** .......................................             0.76                  0.70
Net Realized and Unrealized Gain on Investments ...............             9.98                 25.32
                                                                  --------------      ----------------
Total From Investment Operations ..............................            10.74                 26.02
                                                                  --------------      ----------------
Distributions to Shareholders from:
Net Investment Income .........................................            (0.71)                (0.62)
                                                                  --------------      ----------------
NET ASSET VALUE AT END OF PERIOD ..............................          $136.46               $126.43
                                                                  ==============      ================
TOTAL RETURN ..................................................             8.50%***             25.77%***

RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) ...................         $273,054              $177,135

RATIO TO AVERAGE NET ASSETS OF:
Expenses ......................................................             0.40%****             0.40%****
Net Investment Income .........................................             1.11%****             1.13%****
Portfolio Turnover Rate+ ......................................               41%                   42%

   * COMMENCEMENT OF INVESTMENT OPERATIONS.

  ** BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE
     AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

**** ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES
     RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, non-diversified, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002 and commenced operations on April 24, 2003. The Trust currently consists of one series, Rydex S&P Equal Weight ETF (the "Fund").

The Fund's investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Equal Weight Index (the "Underlying Index"), an index representing publicly traded equity securities. The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such

18

--------------------------------------------------------------------------------

exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to cost, operating and other financial data.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FUTURES AND PURCHASED OPTIONS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur up on the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. The Fund may enter into futures and option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolio or an individual security position. As of April 30, 2004, the Fund had not entered into any futures or options transactions.

The risk associated with purchasing option is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, in varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the

--------------------------------------------------------------------------------

risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the period ending April 30, 2004, the Fund had not engaged in repurchase transactions.

E. FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions and losses deferred due to wash sales.

For the period ended April 30, 2004, the Fund realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Fund, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Fund's tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains for the period ended April 30, 2004 are disclosed in the Fund's Statement of Operations.

20

--------------------------------------------------------------------------------

F. DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends from net investment income and distributions from net realized capital gains at least annually.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments acts as the Fund's investment adviser (the "Advisor"). The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Trust to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.40% of the average daily net assets of the Fund.

The Bank of New York (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Fund. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

4.  CAPITAL

At April 30, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee of $2,000 per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected

--------------------------------------------------------------------------------

outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S government and government agency obligations) aggregated $181,741,348 and $99,932,137, respectively, for the six months ended April 30, 2004. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2004.

At April 30, 2004, gross unrealized appreciation of investments was $23,511,619 and gross unrealized depreciation of investments was $5,845,733, resulting in net unrealized appreciation of $17,665,886 based on cost for U.S. Federal income tax purposes.

22

--------------------------------------------------------------------------------

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Investments

ADMINISTRATOR
The Bank of New York

CUSTODIAN
The Bank of New York

TRANSFER AGENT
The Bank of New York

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-820-0888. This information is also be available from the EDGAR database on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------


                       This page intentionally left blank.

[RYDEX INVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

Item 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on June 28, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex S&P Equal Weight ETF (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Rydex Investments ("RI"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or RI, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of RI, or BNY, or RD, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the RI's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the RI's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 11. EXHIBITS.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Rydex ETF Trust
            ----------------------

By: /s/ Carl Verboncoeur
  -------------------------------------

Name:  Carl Verboncoeur

Title: President

Date:  June 28, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
  -------------------------------------

Name:  Carl Verboncoeur

Title: President

Date:  June 28, 2004

By: /s/ Nick Bonos
  -------------------------------------

Name:  Nick Bonos

Title: Treasurer

Date:  June 28, 2004